Provisions for legal proceedings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions for legal proceedings
31.	Provisions for legal proceedings

31.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

●

Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; (ii) lawsuits relating to overtime pay and (iii) actions of outsourced employees;

●	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; and (ii) alleged misappropriation of VAT (ICMS) tax credits on import of platforms;

●

Civil claims relating to: (i) agreement to settle the Consolidated Securities Class Action before the United States District Court for the Southern District of New York; (ii) collection of royalties over the shale extraction; (iii) non-compliance with contractual terms relating to oil platform construction; (iv) compensation relating to an easement over a property; (v) collection of production taxes over natural gas production; (vi) penalties applied by ANP relating to measurement systems; (vii) termination of the drilling service contract tied to ship-probe Titanium Explorer; and (viii) differences in production taxes (special participation) relating to the unification of oil fields in the Parque das Baleias complex.

Provisions for legal proceedings are set out as follows:

	12.31.2018	12.31.2017
Current and Non-current liabilities
Labor claims	1,093	1,364
Tax claims	491	1,229
Civil claims	5,710	4,342
Environmental claims	111	91
Total	7,405	7,026
Current liabilities	3,482	2,256
Non-current liabilities	3,923	4,770

	Jan-Dec/2018	Jan-Dec/2017
Opening Balance	7,026	3,391
Additions, net of reversals	1,325	3,937
Use of provision	(650)	(454)
Accruals and charges	736	285
Others	95	–
Cumulative translation adjustment	(1,127)	(133)
Closing Balance	7,405	7,026

In preparing its consolidated financial statements for the year ended December 31, 2018 , the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

The main additions to the provision for legal proceedings in 2018 were primarily attributable to differences in special participation relating to the unification of oil fields in the Parque das Baleias complex, termination service contract tied to drilling rig Titanium Explorer, unfavorable court rulings that changed the probabilities of outflows of resources relating to certain claims to probable, as well as changes in the assessment of civil claim for compensation. These additions were partially offset by reversal of provisions relating to the class action requiring a review of the RMNR following a favorable decision of the Brazilian Supreme Court, to an extrajudicial settlement of BR Distribuidora relating to tax debts with the state of Mato Grosso, as well as the tax relief of VAT (ICMS) on jet fuel sales and on imports of platforms, granted by state amnesty programs.

Foreign exchange losses over the provision for the Class Action in the USA, as well as withholding income tax disbursed on the installments of the class action settlement (see note 31.4), also affected the balance of provisions for legal proceedings during the year ended December 31, 2018.

31.2.	Judicial deposits

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	12.31.2018	12.31.2017
Non-current assets
Tax	4,563	3,302
Labor	1,161	1,209
Civil	823	891
Environmental	160	176
Others	4	4
Total	6,711	5,582

	12.31.2018	12.31.2017
Opening Balance	5,582	3,999
Additions	1,883	1,601
Use	(86)	(138)
Accruals and charges	294	226
Others	26	-
Cumulative translation adjustment	(988)	(106)
Closing Balance	6,711	5,582

For the year ended December 31, 2018, the Company made judicial deposits in the amount of US$ 1,883, mainly resulting from an unfavorable decision issued by the Regional Federal Court of Rio de Janeiro (Tribunal Regional Federal – TRT/RJ) in October 2017, with respect to withholding income tax on remittances for payments of vessel charters from 1999 to 2002, as well as judicial deposits related to tax claim alleging taxable income from foreign subsidiaries and associates located outside Brazil, as set out in note 31.3.

31.3.	Contingent liabilities

Contingent liabilities for which either the Company is unable to make a reliable estimate of the expected financial effect that might result from resolution of the proceeding, or a cash outflow is not probable, are not recognized as liabilities in the financial statements but are disclosed in the notes to the financial statements, unless the likelihood of any outflow of resources embodying economic benefits is considered remote.

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. As of December 31, 2018, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2018	12.31.2017
Tax	37,290	39,137
Labor	8,619	7,202
Civil - General	6,539	9,621
Civil - Environmental	4,221	2,354
Total	56,669	58,314

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out in the following table:

Estimate
Description of tax matters	12.31.2018	12.31.2017
Plaintiff: Secretariat of the Federal Revenue of Brazil

1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.

	11,568	13,041

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL). Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company. There is a notice issued for one more year.	5,208	3,988

3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority. Current status: This claim involves lawsuits in different administrative and judicial stages.	3,156	3,621

4) Incidence of social security contributions over contingent bonuses paid to employees. Current status: A definitive favorable decision was rendered for some cases, and the remaining claims involve lawsuits in different administrative and judicial stages.	929	1,541

5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax. Current status: This claim involves lawsuits in different judicial stages.	588	672
6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.

Current status: The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. In 2017, after assessing the fundamentals of this court ruling, the Company considered as probable the likelihood of outflow of resources with respect to the portion of the deduction that exceeds the 20% limit, and as remote the portion within the 20% limit.

The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible and are in different administrative and judicial stages.

	542	613
Plaintiff: States of SP, CE, PB, RJ, BA, PA, AL and SE Finance Departments

7) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.

Current status: This claim involves several tax notices from the states, including two new material notices applied in the third quarter of 2018, which are in different administrative and judicial stages.	1,323	578
Plaintiff: States of RJ, BA and AL Finance Departments

8) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,198	1,366

Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória

9) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,123	1,224

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments

10) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.

Current status: This claim involves lawsuits in different administrative and judicial stages.	965	1,087
Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments

11) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	942	1,029
Plaintiff: States of RJ, SP, ES, BA, PE, MG, RS, AL, SE and CE Finance Departments

12) Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.

Current status: This claim involves lawsuits in different administrative and judicial stages.	900	994
Plaintiff: States of PR, AM, BA, ES, PA, PE, SP, PB and AL Finance Departments

13) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.

Current status: This claim involves lawsuits in different administrative and judicial levels.	890	976
Plaintiff: States of RJ Finance Departments

14) The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.

Current status: The Company presented administrative defense from the notices issued, pending court assessment.	800	-
Plaintiff: States of SP, RS and SC Finance Departments

15) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.

Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	740	852
Plaintiff: State of São Paulo Finance Department

16) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.	-	-

Current status: This claim involves lawsuits in different administrative and judicial stages. In the third quarter of 2018, the company obtained final favorable decisions in proceedings in administrative stages, contributing to the partial reduction of the exposure.	659	887

17) Charge of VAT (ICMS), as a result of the temporary admission being unauthorized, since the customs clearance regarding the import of the rig has been done in Rio de Janeiro instead of São Paulo.

Current status: This claim involves lawsuits in different judicial stages. The State of São Paulo Finance Department appeal was denied, thus the likelihood of loss became remote in the third quarter of 2018.	-	761
Plaintiff: States of MG, MT, GO, RJ, PA, CE, BA, PR, SE, AL, RN, SP and PR Finance Departments

18) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.

Current status: There are notices issued by these states. This claim involves lawsuits in different administrative and judicial stages.	589	284
Plaintiff: States of RJ, SP, SE and BA Finance Departments

19) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.

Current status: This claim involves lawsuits in different administrative and judicial stages. New lawsuits during the third quarter of 2018 contributed to the increase of the balance.	567	513
Plaintiff: States of GO, PA, RJ, RR, SC, SP and TO.

20) Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.

Current status: This claim involves lawsuits in different administrative and judicial stages.	373	416
Plaintiff: States of PE and BA Finance Departments.

21) Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in different judicial stages.	304	335
Plaintiff: States of AM, RS and RJ Finance Departments

22) Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.

Current status: This claim involves lawsuits in different administrative and judicial stages.	174	448
23) Other tax matters	3,752	3,911
Total for tax matters	37,290	39,137

		Estimate
Description of labor matters	12.31.2018	12.31.2017
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.

1) Actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.

Current status: The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a Motion for Clarification on the decision, which was denied by the TST. The Company will file the appropriate appeal. On July 26, 2018, a minister of the Superior Federal Court (Superior Tribunal Federal - STF) granted Petrobras’ request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the rapporteur confirmed the decision of the minister and extended the decision to the ongoing actions on the matter, suspending all cases relating to this subject.

	6,254	4,516
Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF

2) The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.

Current status: The claim was denied by the TST, but the plaintiff is still able to appeal.	352	389
3) Other labor matters	2,013	2,297
Total for labor matters	8,619	7,202

		Estimate
Description of civil matters	12.31.2018	12.31.2017
Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
1) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.

Current status: The Company litigates, confidentially, in several arbitrations on the case, one of them was given arbitration award favorable to Petrobras. The unsuccessful investor in this arbitration award filed an annulment requirement, which did not have the injunction granted even with appeal to the lower court. The lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in “Sete” through communications that would have omitted an alleged corruption scheme involving Petrobras and “Sete” . The U.S. District Court for the District of Columbia upheld in part Petrobras’ preliminary defense (motion to dismiss).Petrobras appealed the court’s decision to dismiss in part Petrobras’ preliminary defense. On January 19, 2018, oral argument on the appeal was held before the U.S. Court of Appeals for the District of Columbia Circuit. On July 3, 2018, a panel of the Court of Appeals rendered a decision, by a majority, rejecting Petrobras’ appeal. This ruling did not discuss the merits of EIG’s allegations and examined only whether Petrobras would be exempt from prosecution in the US at the initial stage of the case. Petrobras presented a Petition for Rehearing on August 2, 2018 and on October 1st, 2018 the D.C. Circuit denied it.

	2,082	2,127
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP

2) Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,663	1,635

3) Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a) Lula and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the arbitration is stayed and currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down.

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing. On both parties initiative, the arbitration is stayed.

d) Parque das Baleias complex: the Judiciary stated decisions allowing the arbitration with ANP. Therefore, the Chamber of Arbitration disallowed ANP to charge for special participation, establishing that Petrobras should provide collateral on the debt to be negotiated. On both parties initiative, the arbitration is stayed, with the objective of seeking an alternative to solve this dispute, which amounts to US$ 2.8 billion at December 31, 2018. In December 2018, the ANP held a hearing presenting a draft of the preliminary agreement developed by the technical departments of Petrobras and ANP, including the calculation of the updated amounts of special participation due up the last quarter of 2018, totaling US$ 0.9 billion. Therefore, the Company believes, as of December 31, 2018, that an outflow of resources in this amount is probable to settle the controversy with the ANP and, as a result, recognized a provision for this proceeding in 2018.

	287	2,633
Plaintiff: Vantage Deepwater Company and Vantage Deepwater Drilling Inc.

4) International litigations relating to the unilateral termination of the drilling service contract tied to Titanium Explorer drilling rig.

Current status: An unfavorable arbitration award was rendered on July 2, 2018 in Texas, USA. The Arbitral Tribunal formed by three arbitrators decided by a majority vote that Vantage is entitled to receive US$ 622 million, bearing interests at a 15.2% annual rate, in compensation for early termination of the contract related to the drilling service provided by the Titanium Explorer drilling rig, and for services already billed. On August 31, 2018, the Company challenged the arbitral award, arguing that it has been denied the fundamental safeguards of due process, as expressed by the dissenting arbitrator. On August 27, 2018, the Dutch Judiciary granted an injunction in favor of Vantage, blocking any amounts and assets due to Petrobras, arising from obligations of some of its Netherlands-based subsidiaries until August 27, 2018, limited to US$ 684 million. The injunction also reaches the subsidiaries Petrobras Netherlands B.V. and Petrobras International Braspetro B.V. On November 15, 2018, Vantage filed a motion before the Dutch Judicial Branch for the recognition of the arbitration award. On December 19, 2018, the Federal Court of Texas denied the Company’s request to collect the dissenting arbitrator’s testimony. On March 08, 2019, the Federal Court of Texas will hold a final hearing on the request for confirmation of the arbitration award made by Vantage and the request for annulment made by Petrobras. Therefore, the Company understands the chance of loss is probable and made a provision for this proceeding in the last quarter of 2018.

	-	400
5) Other civil matters	2,507	2,826
Total for civil matters	6,539	9,621

		Estimate
Description of environmental matters	12.31.2018	12.31.2017
Plaintiff: Ministério Público do Estado do Rio de Janeiro.

1) Five public civil actions filed by the Public Prosecutor’s Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute - INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical researchs, as well as compensation for collective material and moral damages.

Current status: The five actions are currently stayed.	2,096	-

Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

2) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	901	942
Plaintiff: Instituto Brasileiro de Meio Ambiente - IBAMA and Ministério Público Federal

3) Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	400	444
4) Other environmental matters	824	968
Total for environmental matters	4,221	2,354

31.4.	Class action and related proceedings

31.4.1.	Class action and related proceedings in the USA

At the end of 2017, the Company signed an agreement to settle the Consolidated Securities Class Action (the Class Action Settlement) that had been filed against it and certain other defendants. As previously reported, between December 8, 2014 and January 7, 2015, five putative securities class action complaints were filed against the Company, Petrobras International Finance Company S.A. (“PifCo”), which was merged into Petrobras Global Finance B.V. (“PGF”), PGF (collectively with the Company and PifCo, the “Petrobras Defendants”), certain underwriters of debt securities (the “Underwriter Defendants”), among other defendants (the “Defendants”), in the United States District Court for the Southern District of New York (“SDNY” or the “District Court”). These actions were consolidated on February 17, 2015 (the “Consolidated Securities Class Action” or “Class Action”). The Court appointed a lead plaintiff, Universities Superannuation Scheme Limited (“USS”), on March 4, 2015.

In sum and substance, the complaints in the Consolidated Securities Class Action asserted claims under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Securities Act of 1933, as amended (the “Securities Act”), alleging that in the Company’s press releases, filings with the SEC and other communications, the Company made materially false and misleading statements and omissions regarding the value of its assets, the amounts of the Company’s expenses and net income, the effectiveness of the Company’s internal controls over financial reporting, and the Company’s anti-corruption policies.

On June 22, 2018, the District Court granted final approval of the Class Action Settlement, rejecting challenges that had been raised by objectors.

The Class Action Settlement is intended to resolve all pending and prospective claims by purchasers of Petrobras securities, including debt securities issued by PifCo and/or PGF, in the United States, and by purchasers of Petrobras securities that are listed for trading on the New York Stock Exchange or pursuant to other covered transactions, or that clear or settle through the Depository Trust Company. Excluded from the definition of “covered transaction” are purchases of any Petrobras Security on the Brazilian Stock Exchange (B3).

The Class Action Settlement was entered into to eliminate the risk of an adverse judgment which, as Petrobras has previously reported, could have a material adverse effect on the Company and its financial situation, and puts an end to the uncertainties, burdens and costs of protracted litigation.

Under the Class Action Settlement, Petrobras (together with its subsidiary PGF) has agreed to pay US$ 2,950 to resolve claims in two installments of US$ 983 and a further installment of US$ 984. Accordingly, the Company charged US$ 3,449 to its statement of income for the last quarter of 2017 as other income and expenses, taking into account the gross up of tax related to the Petrobras’s portion of the settlement. On March 1, 2018, Petrobras and PGF disbursed the first installment into an escrow account designated by the lead plaintiff and accounted for it as other current assets. The second installment was deposited on July 2, 2018, 10 days after the final approval of the Class Action Settlement. Foreign exchange losses on the provision amounted to US$ 452 at December 31, 2018 and were accounted for as other income and expenses. The third installment was deposited on January 15, 2019.

Certain objectors have appealed the District Court’s final decision to approve the Class Action Settlement, and one such appeal remains pending. In the event that a higher court annuls the agreement, or if the agreement does not become final for other reasons, the Company will return to its position prior to the Class Action Settlement and, depending on the outcome of the subsequent litigation, the Company might be required to pay substantial amounts, which could have a material adverse effect on the Company’s financial condition, its consolidated results of operations or its consolidated cash flows for an individual reporting period.

A petition for a writ of certiorari filed by Petrobras to the United States Supreme Court on August 30, 2017 remains under consideration by the United States Supreme Court pending final approval of the Class Action Settlement. If the Class Action Settlement becomes final, Petrobras will dismiss the petition for writ of certiorari.

Individuals are seeking measures against Petrobras in Brazil to annul and/or suspend the Class Action Settlement. No adverse measure has been granted to date against the settlement.

In addition to the Consolidated Securities Class Action, 33 lawsuits were filed by individual investors before the same judge in the SDNY, and one was filed in the United States District Court for the Eastern District of Pennsylvania (collectively, the “Individual Actions”), consisting of allegations similar to those in the Consolidated Securities Class Action. All of the Individual Actions have been resolved, either because the individual plaintiffs voluntarily joined the Class Action, or through settlements. The terms of such settlements are confidential and Petrobras denies all allegations of wrongdoing. The settlements are aimed at eliminating the uncertainties, burdens and expense of ongoing litigation.

In connection with consummated settlements of Individual Actions, the Company charged US$ 456 to the statement of income as other income and expenses in previous years (US$ 8 in 2018, US$ 76 in 2017 and US$ 372 in 2016).

31.4.2.	Class action in the Netherlands

On January 23, 2017, the Stichting Petrobras Compensation Foundation (“Foundation”) filed a class action before the district court in Rotterdam, in the Netherlands, against Petrobras parent company and its subsidiaries Petrobras International Braspetro B.V. (PIBBV) and Petrobras Global Finance B.V. (PGF); joint venture Petrobras Oil & Gas B.V. (PO&G), and some former managers of Petrobras.

The Foundation allegedly represents the interests of an unidentified group of investors and alleges that as a result of the facts uncovered by the Lava Jato investigation the defendants acted unlawfully towards investors. Based on the allegations, the Foundation seeks a number of declaratory relieves from the Dutch court.

The Company filed their first response to the claim on May 3, 2017 (first docket date), presenting the law firms that will defend these companies and requesting a hearing to discuss some aspects of the case.

On August 23, 2017, a hearing was held at the District Court in Rotterdam to establish the timeframe for proceedings. Petrobras (and other defendants) presented preliminary defenses on November 29, 2017 and the Foundation presented its response on March 28, 2018. On June 28, 2018, a hearing was held for the parties to present oral arguments. On September 19, 2018, the District Court rendered its interim decision in the motion proceedings in which it accepted jurisdiction in most of 7 claims of the Foundation, without any assessment on the merits of the case.

On December 18, 2018, a hearing was held before the District Court and the schedule of the next phases of the collective action was defined. The next hearing shall be held on April 16, 2019.

This collective action involves complex issues that are subject to substantial uncertainties and depend on a number of factors such as the standing of the Foundation as the alleged representative of the investors’ interests, the applicable rules to this complaint, the information produced the evidentiary phase of the proceedings, analysis by experts, the timing of court decisions and rulings by the court on key issues, and the Foundation only seeks declaratory reliefs in this collective action. Currently, it is not possible to determine if the Company will be found responsible for the payment of compensation in subsequent individual complaints after this action as this assessment depends on the outcome of these complex issues. Moreover, it is uncertain which investors will be able to file subsequent individual complaints related to this matter against the Company.

In addition, the allegations asserted are broad, span a multi-year period and involve a wide range of activities, and, at the current stage, the impacts of such allegations are highly uncertain. The uncertainties inherent in all such matters affect the amount and timing of the ultimate resolution of these actions. As a result, the Company is unable to make a reliable estimate of eventual loss arising from this action. The company is victim of the corruption scheme uncovered by the Lava Jato investigation and aims to present and prove this before the Dutch Court.

The uncertainties inherent in all such matters do not enable the company to identify possible risks related to this action. Compensation for the alleged damages will only be determined by court rulings on complaints to be filed by individual investors. The Foundation is not able to demand compensation for damages.

The Company denies the allegations presented by the Foundation and intend to defend themselves vigorously.

31.4.3.	Arbitration in Brazil

Petrobras is also currently a party to 5 arbitration proceedings brought by Brazilian and foreign investors that purchased Petrobras’ shares traded in Brazilian Stock Exchange (B3), alleging financial losses caused by facts uncovered in the Lava Jato investigation.

These claims involve complex issues that are subject to substantial uncertainties and depend on a number of factors such as the novelty of the legal theories, the timing of the Chamber of Arbitration decisions, the information produced in discovery and analysis by retained experts.

Moreover, the claims asserted are broad and span a multi-year period. The uncertainties inherent in all such matters affect the amount and timing of their ultimate resolution. As a result, the Company is unable to make a reliable estimate of eventual loss arising from such arbitrations asserted. The Company denies the allegations presented by these investors and intends to defend these claims vigorously. Moreover, half of amount deposited in accordance with the Commitment Assumption Agreement executed with the Brazilian Federal Prosecutor’s Office (see note 3.3.1) may be used in the event of any loss involving such arbitration proceedings.

Depending on the outcome of these complaints, the company may have to pay substantial amounts, which may cause a significant effect on its financial condition, its financial statements or consolidated cash flow in a certain period.

31.4.4.	Arbitration in Argentina

On September 11, 2018, Petrobras was served of an arbitral claim filed by Consumidores Financieros Asociación Civil para su Defensa (“Association”) against the company and other individuals and legal entities, before the “Tribunal de Arbitraje General de la Bolsa de Comercio de Buenos Aires”. Among other issues, the Association alleges Petrobras’ liability for a supposed loss of market value of Petrobras’ shares in Argentina, due to proceedings related to Lava Jato investigation.

As a result of a preliminary analysis, Petrobras considers that the claim is without grounds. However, considering: (i) that Petrobras has not yet replied the complaint; (ii) that the proceeding is at an early stage and (iii) the uncertainties inherent in this kind of proceedings, it is not possible for the Company to identify possible risks related to this arbitration and to produce a reliable estimate of the potential loss in this arbitration, if any.

Petrobras denies the allegations presented by the Association and intends to defend itself vigorously.

31.5.	Tax recoveries under dispute

31.5.1.	Recovery of PIS and COFINS

The Company filed civil lawsuits against the Brazilian Federal Government claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes, but it requires previous examination and approval by the court of the settlement reports (court-ordered liquidation stage). In 2017, there were a settlement reports issued in favor of the Company relating to the most significant amount to be recovered. However, final approvals by the court are still pending.

As of December 31, 2018, the Company had non-current receivables of US$ 810 (US$ 944 as of December 31, 2017) related to PIS and COFINS, which are indexed to inflation.

31.5.2.	Deduction of VAT tax (ICMS) from the basis of calculation of PIS and COFINS

The Company filed complaints against Brazilian Federal Government challenging the constitutionality of the inclusion, from 2001 to 2017, of VAT tax within the calculation basis of PIS and COFINS.

The Brazilian Supreme Court ruled on this matter, on March 2017, determining that such tax must not be included in the computation. However, the Brazilian Federal Government filed a motion to clarification in October 2017, and its assessment by the court is still pending.

The Regional Federal Court ruled in favor to the Company in August 2018, reinforcing the decision of the Brazilian Supreme Court.

The Company is gathering all the amounts involved in this matter, which covers a long period of time, and is not yet able to reasonably estimate this contingent asset until the issuance of these financial statements.